Results for the Year - Income tax - Deferred tax (Details) kr in Millions	12 Months Ended
	Dec. 31, 2019 DKK (kr) item	Dec. 31, 2019 EUR (€) item	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 USD ($)
Income tax expense :
(Loss) income before tax			$ (4,221,000)		$ (8,926,000)		$ 1,184,488,000
Tax benefit (expense) at the Company's statutory income tax rate			929,000		1,964,000		(260,587,000)
Non-deductible expenses for tax purposes					(2,000)		(1,780,000)
Effect of higher tax rate in Germany			(6,000)		(7,000)		(4,980,000)
(Unrecognized) recognized deferred tax assets			$ (923,000)		(1,912,000)		(48,000)
Adjustment related to prior year					161,000
Income tax benefit (expense) reported in the statement of profit or loss					$ 204,000		$ (267,395,000)
Effective tax rate (as a percent)	0.00%	0.00%	0.00%	2.30%	2.30%	22.60%	22.60%
Income tax receivable					$ 182,000			$ 178,000
Income tax payable					68,000
Deferred tax
Tax benefit resulting from share-based payment costs							$ 6,334,000
Unrecognized deferred tax assets, net					5,808,000			6,407,000
Number of audits | item	2	2	2
Cash payments to equity awards		€ 596,000	$ 670,000	€ 650,000	$ 761,000	€ 36,200,000	$ 43,400,000
Tax loss carryforwards		€ 12,000,000						13,400,000
Denmark
Income tax expense :
Statutory tax rates (as a percent)	22.00%	22.00%	22.00%	22.00%	22.00%	22.00%	22.00%
Income tax receivable					$ 182,000			178,000
Deferred tax
Percentage of threshold taxable income limit to use tax carry forwards	100.00%	100.00%	100.00%
Threshold taxable income limit to use tax carry forwards	kr 8.4		$ 1,300,000
Percentage of taxable income above threshold limit to use tax carry forwards	60.00%	60.00%	60.00%
Germany
Income tax expense :
Statutory tax rates (as a percent)	31.90%	31.90%	31.90%	31.90%	31.90%	31.90%	31.90%
Income tax payable					$ 68,000
Deferred tax
Percentage of threshold taxable income limit to use tax carry forwards	100.00%	100.00%	100.00%
Threshold taxable income limit to use tax carry forwards		€ 1,000,000	$ 1,100,000
Percentage of taxable income above threshold limit to use tax carry forwards	60.00%	60.00%	60.00%
Tax effect of tax loss carry forwards
Deferred tax
Unrecognized deferred tax assets, net					5,344,000			5,770,000
Share-based payment
Deferred tax
Unrecognized deferred tax assets, net					503,000			631,000
Other
Deferred tax
Unrecognized deferred tax assets, net					(39,000)			6,000
Unused tax losses | Denmark
Deferred tax
Unrecognized deductible temporary differences					4,276,000			6,768,000
Unused tax losses | Germany
Deferred tax
Unrecognized deductible temporary differences					13,793,000		$ 14,805,000	13,409,000
Other temporary differences primarily share based payments [Member] | Denmark
Deferred tax
Unrecognized deductible temporary differences					$ 2,107,000		$ 10,474,000	$ 2,896,000